Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The following section has been prepared in accordance with the SEC’s pay versus performance disclosure rules mandated by the Dodd-Frank Act. Under these rules, the SEC has developed a new way to calculate executive pay, referred to as “compensation actually paid,” or CAP, which amounts are then compared to certain performance measures defined by the SEC.
The CAP does not reflect the value received or realized by our NEOs or how the compensation committee evaluates compensation decisions in light of company performance.
Please refer to “Compensation Discussion and Analysis” on page 38 for a discussion of our executive compensation program objectives and the ways in which we design our program to align executive compensation with company performance.
The CAP values are derived from the total compensation amounts reported in the Summary Compensation Table, but adjusts those amounts to replace the grant date fair values of equity awards granted during the year with the fair value of equity awards granted during the year as of the end of the year, plus changes in fair value of any outstanding unvested awards granted in prior years. Thus, unlike the Summary Compensation Table that only factors in current year equity awards, the CAP reflects year-over-year changes in value of all outstanding unvested equity awards and equity awards vesting during the year. The CAP values also replace the change in pension value reported with the pension plan service cost or prior service cost for the year.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in MM) (6)	Return on Investment (7)
					Total Stockholder Return	Peer Group Total Stockholder Return (5)

2023	$24,017,321	$25,276,163	$5,123,031	$5,798,178	$338.45	$218.23	$1,848	17.77%

2022	20,521,929	7,164,637	5,191,453	3,931,649	297.71	178.99	3,468	26.79%

2021	19,111,894	75,686,762	4,086,801	14,711,132	321.27	157.75	4,306	38.50%

2020	16,720,881	71,047,496	4,976,641	23,276,187	199.07	116.44	599	11.69%

(1)	For each fiscal year included in the table, Richard C. Adkerson served as our principal executive officer (PEO).

(2)
The amounts reported in this column represent the CAP for Mr. Adkerson, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or delivered to Mr. Adkerson during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments reflected in the table below were made to Mr. Adkerson’s total compensation for each year reflected in the Summary Compensation Table (SCT) to determine the CAP values. Mr. Adkerson has reached the maximum years of service under the SERP and thus FCX did not recognize a service cost for him during any of the years reflected in the table.

SCT to CAP Reconciliation — PEO (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Vested Awards during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2023	$24,017,321	$(3,904,609)	$(12,518,840)	$12,051,685	$134,268	$5,037,937	$—	$458,401	$25,276,163

2022	20,521,929	(3,505,075)	(11,036,050)	10,018,375	(5,674,233)	(4,664,116)	—	1,503,807	7,164,637

2021	19,111,894	(3,163,533)	(9,818,515)	24,933,600	25,690,784	18,530,775	—	401,757	75,686,762

2020	16,720,881	(2,869,719)	(9,683,022)	39,619,191	23,782,666	3,477,499	—	—	71,047,496

(A)
In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of accounting for share-based payments as described in our 2023 Form
10-K,
but calculated fair value as of the last day of the year. Factors impacting the fair value of the equity awards primarily relate to the price of our common stock at year end, as well as the projected and actual achievement of performance goals related to our PSUs.

(3)
Our NEOs (other than Mr. Adkerson) for each fiscal year included in the table were as follows: 2023 and 2022 — Kathleen L. Quirk, Maree E. Robertson, Stephen T. Higgins, and Douglas N. Currault II; 2021 — Kathleen L. Quirk, Stephen T. Higgins, and Douglas N. Currault II; 2020 — Kathleen L. Quirk and Harry M. Conger. The amounts reported in this column represent the average of the total compensation reported for each named executive officer (excluding Mr. Adkerson) in the Summary Compensation Table in each applicable year.

(4)
The amounts reported in this column represent the average CAP for the NEOs as a group (excluding Mr. Adkerson), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or delivered to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments reflected in the table below were made to the average total compensation for the NEOs for each year reflected in the Summary Compensation Table on page 52 to determine the CAP values. Mr. Conger and Mr. Higgins, the only other NEOs who have pension benefits, each reached the maximum years of service under the SRP and thus FCX did not recognize a service cost for either executive during any of the years reflected in the table.

SCT to CAP Reconciliation — Average of All Other NEOs (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Awards Vested during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2023	$5,123,031	$(311)	$(3,266,249)	$3,152,590	$113,415	$576,402	$—	$99,300	$5,798,178

2022	5,191,453	—	(3,358,315)	2,970,644	(600,525)	(459,070)	—	187,462	3,931,649

2021	4,086,801	—	(2,132,295)	4,334,855	4,842,400	3,498,433	—	80,938	14,711,132

2020	4,976,641	(151,488)	(3,541,824)	11,427,713	9,245,824	1,569,827	(248,590)	(1,917)	23,276,187

(A)
In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of accounting for share-based payments as described in our 2023 Form
10-K,
but calculated fair value as of the last day of the year. Factors impacting the fair value of the equity awards primarily relate to the price of our common stock at year end, as well as the projected and actual achievement of performance goals related to our PSUs.

(5)
Represents the weighted peer group total stockholder return, or “TSR,” weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Metals and Mining Select Industry Index, which is the industry line peer group reported in our performance graph under Item 201(e) of Regulation
S-K
included in our Annual Report.

(6)	Net income represents net income attributable to common stock as reported in our consolidated financial statements that appear in our Annual Report on Form 10-K.

(7)
While we use numerous financial and
non-financial
performance measures for the purpose of evaluating performance under our AIP and LTIP, we believe that ROI represents the most important performance measure (that is not otherwise required to be disclosed in the table) we use to link compensation actually paid to our executive officers to company performance. Per SEC guidance, the table reflects our annual ROI for each year; however, we use a three-year average ROI to measure performance for purposes of the PSUs granted under our LTIP.

Company Selected Measure Name	ROI
Named Executive Officers, Footnote	Our NEOs (other than Mr. Adkerson) for each fiscal year included in the table were as follows: 2023 and 2022 — Kathleen L. Quirk, Maree E. Robertson, Stephen T. Higgins, and Douglas N. Currault II; 2021 — Kathleen L. Quirk, Stephen T. Higgins, and Douglas N. Currault II; 2020 — Kathleen L. Quirk and Harry M. Conger. The amounts reported in this column represent the average of the total compensation reported for each named executive officer (excluding Mr. Adkerson) in the Summary Compensation Table in each applicable year.
Peer Group Issuers, Footnote	Represents the weighted peer group total stockholder return, or “TSR,” weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Metals and Mining Select Industry Index, which is the industry line peer group reported in our performance graph under Item 201(e) of Regulation
S-K
	included in our Annual Report.
PEO Total Compensation Amount	$ 24,017,321	$ 20,521,929	$ 19,111,894	$ 16,720,881
PEO Actually Paid Compensation Amount	$ 25,276,163	7,164,637	75,686,762	71,047,496
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent the CAP for Mr. Adkerson, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or delivered to Mr. Adkerson during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments reflected in the table below were made to Mr. Adkerson’s total compensation for each year reflected in the Summary Compensation Table (SCT) to determine the CAP values. Mr. Adkerson has reached the maximum years of service under the SERP and thus FCX did not recognize a service cost for him during any of the years reflected in the table.

SCT to CAP Reconciliation — PEO (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Vested Awards during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2023	$24,017,321	$(3,904,609)	$(12,518,840)	$12,051,685	$134,268	$5,037,937	$—	$458,401	$25,276,163

2022	20,521,929	(3,505,075)	(11,036,050)	10,018,375	(5,674,233)	(4,664,116)	—	1,503,807	7,164,637

2021	19,111,894	(3,163,533)	(9,818,515)	24,933,600	25,690,784	18,530,775	—	401,757	75,686,762

2020	16,720,881	(2,869,719)	(9,683,022)	39,619,191	23,782,666	3,477,499	—	—	71,047,496

(A)
In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of accounting for share-based payments as described in our 2023 Form
10-K,
but calculated fair value as of the last day of the year. Factors impacting the fair value of the equity awards primarily relate to the price of our common stock at year end, as well as the projected and actual achievement of performance goals related to our PSUs.

Non-PEO NEO Average Total Compensation Amount	$ 5,123,031	5,191,453	4,086,801	4,976,641
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,798,178	3,931,649	14,711,132	23,276,187
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported in this column represent the average CAP for the NEOs as a group (excluding Mr. Adkerson), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or delivered to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments reflected in the table below were made to the average total compensation for the NEOs for each year reflected in the Summary Compensation Table on page 52 to determine the CAP values. Mr. Conger and Mr. Higgins, the only other NEOs who have pension benefits, each reached the maximum years of service under the SRP and thus FCX did not recognize a service cost for either executive during any of the years reflected in the table.

SCT to CAP Reconciliation — Average of All Other NEOs (A)

			Adjust Value of Current Year’s Equity Grant		Adjust For Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total	Subtract Pension Value reported in SCT	Subtract Grant Date Fair Value as reported in SCT	Add Fair Value at 12/31	Add Change in Fair Value of Unvested Awards as of 12/31	Add Change in Fair Value of Awards Vested during Year	Forfeited during Year	Accrued Dividend Equivalents	CAP

2023	$5,123,031	$(311)	$(3,266,249)	$3,152,590	$113,415	$576,402	$—	$99,300	$5,798,178

2022	5,191,453	—	(3,358,315)	2,970,644	(600,525)	(459,070)	—	187,462	3,931,649

2021	4,086,801	—	(2,132,295)	4,334,855	4,842,400	3,498,433	—	80,938	14,711,132

2020	4,976,641	(151,488)	(3,541,824)	11,427,713	9,245,824	1,569,827	(248,590)	(1,917)	23,276,187

(A)
In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of accounting for share-based payments as described in our 2023 Form
10-K,
but calculated fair value as of the last day of the year. Factors impacting the fair value of the equity awards primarily relate to the price of our common stock at year end, as well as the projected and actual achievement of performance goals related to our PSUs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance
philosophy. The metrics that we use under our AIP and LTIP are selected with the objective of linking our NEO’s compensation to the key metrics driving our future growth and incentivizing our NEOs to focus on critical elements of our strategic priorities each year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the most important financial and
non-financial
performance measures used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

MOST IMPORTANT PERFORMANCE MEASURES (WITHOUT RANKING)

▪ Return on Investment	▪ Relative TSR

▪ Consolidated Adjusted EBITDA	▪ Copper Sales

Total Shareholder Return Amount	$ 338.45	297.71	321.27	199.07
Peer Group Total Shareholder Return Amount	218.23	178.99	157.75	116.44
Net Income (Loss)	$ 1,848,000,000	$ 3,468,000,000	$ 4,306,000,000	$ 599,000,000
Company Selected Measure Amount	0.1777	0.2679	0.385	0.1169
PEO Name	Richard C. Adkerson
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Investment
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Copper Sales
PEO | Pension Value Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,904,609)	$ (3,505,075)	$ (3,163,533)	$ (2,869,719)
PEO | Grant Date Fair Value As Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,518,840)	(11,036,050)	(9,818,515)	(9,683,022)
PEO | Fair Value at 12/31
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,051,685	10,018,375	24,933,600	39,619,191
PEO | Change In Fair Value Of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,268	(5,674,233)	25,690,784	23,782,666
PEO | Change In Fair Value Of Vested Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,037,937	(4,664,116)	18,530,775	3,477,499
PEO | Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Accrued Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	458,401	1,503,807	401,757	0
Non-PEO NEO | Pension Value Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(311)	0	0	(151,488)
Non-PEO NEO | Grant Date Fair Value As Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,266,249)	(3,358,315)	(2,132,295)	(3,541,824)
Non-PEO NEO | Fair Value at 12/31
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,152,590	2,970,644	4,334,855	11,427,713
Non-PEO NEO | Change In Fair Value Of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,415	(600,525)	4,842,400	9,245,824
Non-PEO NEO | Change In Fair Value Of Vested Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	576,402	(459,070)	3,498,433	1,569,827
Non-PEO NEO | Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(248,590)
Non-PEO NEO | Accrued Dividend Equivalents [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 99,300	$ 187,462	$ 80,938	$ (1,917)